Oct. 04, 2016
The Hartford Floating Rate High Income Fund | The Hartford Floating Rate High Income Fund

 OCTOBER 4, 2016

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2016, AS LAST SUPPLEMENTED AUGUST 10, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This supplement contains new and additional information and should be read in connection with your Prospectus.

1.              Effective immediately, under the heading “The Hartford Floating Rate High Income Fund Summary Section – Principal Investment Strategy,” the last sentence of the first paragraph is deleted in its entirety.

2.              Effective immediately, under the heading “The Hartford Floating Rate High Income Fund Summary Section – Principal Risks,” “Non-Diversification Risk” is deleted in its entirety.